Gabelli Commercial Aerospace & Defense ETF
Schedule of Investments — September 30, 2024 (Unaudited)
Shares Market Value
COMMON STOCKS – 100 .0%
Aerospace and Defense – 69 .0%
2,671
Cadre Holdings Inc. ................................
$ 101,364
1,448
Crane Co. ................................................
229,189

Elbit Systems Ltd. ...................................
42,421

General Dynamics Corp. ........................
111,814
1,058
General Electric Co. ................................
199,518
952
HEICO Corp. ...........................................
248,929
5,530
Hexcel Corp. ...........................................
341,920
2,516
Howmet Aerospace Inc. ..........................
252,229
2,960
Kratos Defense & Security Solutions
Inc.† ....................................................
68,968
824
L3Harris Technologies Inc. ......................
196,005
1,142
Leidos Holdings Inc. ...............................
186,146
2,644
Leonardo DRS Inc.† ...............................
74,614
528
Lockheed Martin Corp. ...........................
308,648
6,342
Mercury Systems Inc.† ...........................
234,654
2,505
Mynaric Agnamens Aktien O N, ADR† ...
3,332

Northrop Grumman Corp. .......................
222,846
4,018
Park Aerospace Corp. ............................
52,355
11,071
Redwire Corp.† .......................................
76,058
2,114
RTX Corp. ...............................................
256,132
12,052
Spirit AeroSystems Holdings Inc., Cl. A†
391,810
18,314
Terran Orbital Corp.† ..............................
4,600
2,252
Textron Inc. .............................................
199,482
2,538
The Boeing Co.† .....................................
385,877
7,718
Triumph Group Inc.† ...............................
99,485
4,288,396
Aviation: Parts and Services – 31 .0%

AAR Corp.† ............................................
44,183
1,692
Albany International Corp., Cl. A ............
150,334
2,326
Astronics Corp.† .....................................
45,311
3,172
Barnes Group Inc. ..................................
128,181

Curtiss-Wright Corp. ...............................
274,785
5,264
Ducommun Inc.† ....................................
346,529
1,568
Honeywell International Inc. ....................
324,121
1,956
Moog Inc., Cl. A ......................................
395,151
1,290
Woodward Inc. ........................................
221,248
1,929,843
TOTAL INVESTMENTS — 100.0%
(cost $4,876,928) ....................................
$ 6,218,239
† Non-income producing security.
ADR    American Depositary Receipt